Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $1.00 per share
Amount Registered | shares	24,000,000
Proposed Maximum Offering Price per Unit	21.69
Maximum Aggregate Offering Price	$ 520,560,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 71,889.34
Offering Note	Note 1 - Amount Registered: Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (the "Registration Statement") also covers (i) such additional number of common shares, par value $1.00 per share, of KeyCorp ("Common Shares") issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of Common Shares in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the Common Shares being registered pursuant to this Registration Statement. Note 2 - Amount Registered: Represents Common Shares reserved for issuance under the KeyCorp 2026 Equity Compensation Plan. Note 3 - Proposed Maximum Offering Price Per Unit: Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for purposes of calculating the registration fee and based on the average of the high and low sales price per Common Share as reported on the New York Stock Exchange on May 8, 2026, which date is within five business days prior to filing this Registration Statement.